Warrant liabilities	12 Months Ended
Dec. 31, 2024
Warrant liabilities
Warrant liabilities
13.	Warrant liabilities

US$
Balance as of December 31, 2023	—
Issuance of warrant liabilities	12,141
Conversion to ordinary shares	(275)
Changes in fair values	(8,526)
Balance as of December 31, 2024	3,340

Public Warrant and Sponsor Warrants

As stated in Note 1(b), 9,550,246 Public Warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA, and 5,486,784 Sponsor warrants were issued to the Sponsor in exchange for warrants held by the Sponsor.

The key terms of warrants are summarized as follows:

The Public Warrants became exercisable on the date that is thirty days after February 22, 2024. The Sponsor Warrants became exercisable on the same date. Each whole Public Warrant or Sponsor Warrant entitles the registered holder to purchase one ordinary share in the form of American Depositary Shares (ADSs) at a price of US$11.50 per share, subject to adjustment. The Warrants will expire on February 22, 2029, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

For the Public Warrants, (i) if the price per ordinary share equals or exceeds US$18.00, the Company has the right to redeem the outstanding Public Warrants, in whole and not in part, at a price of US$0.01 per warrant; and (ii) if the price per ordinary share equals or exceeds US$10.00 but less than US$18.00, the Company has the right to redeem the outstanding Public Warrants, in whole and not in part, at a price of US$0.1 per warrant, and the Sponsor Warrants are also be concurrently called for redemption on the same terms as the outstanding Public Warrants. Before the Warrants redeemed by the Company under the circumstances set out in the contract, the warrant holders will be able to exercise their Warrants on a cashless basis and receive that number of shares determined based on the redemption date and the redemption fair market value of ordinary shares. The “cashless basis” means that the warrant holders would pay the exercise price by surrendering his, her or its warrants for that number of ordinary shares.

The Sponsor Warrants are identical to the Public Warrants, except that so long as they are held by the initial holders of these warrants and their permitted transferees, the Sponsor Warrants (i) may be exercised for cash or on a cashless basis; (ii) include the ordinary shares issuable upon exercise of the Sponsor Warrants, may not be transferred, assigned or sold until 30 days after February 22, 2024; (iii) shall not be redeemable by the Company if the price per ordinary Share equals or exceeds US$18.00; (iv) shall only be redeemable by the Company, in whole and not in part, at a price of US$0.1 per warrant, if the price per ordinary share equals or exceeds US$10.00 but less than US$18.00. In addition, the Sponsor Warrants and the ordinary shares underlying the Sponsor Warrants are subject to lock-up restrictions. In certain cases, the calculation of exercise price may be different based on the valuation models for Public Warrants as compared to Sponsor Warrants.

In case of any reclassification or reorganization of the outstanding ordinary shares (other than those described above or that solely affects the par value of such ordinary shares), or in the case of any merger or consolidation of the Company with or into another corporation or entity (other than a consolidation or merger in which the Company is the continuing corporation or company and that does not result in any reclassification or reorganization of the Company’s outstanding ordinary shares), or in the case of any sale or conveyance to another corporation or entity of the assets or other property of the Company as an entirety or substantially as an entirety in connection with which the Company is dissolved, the holders of the warrants will thereafter have the right to purchase and receive, upon the basis and upon the terms and conditions specified in the warrants and in lieu of ordinary shares immediately theretofore purchasable and receivable upon the exercise of the rights represented thereby, the kind and amount of ordinary shares or other securities or property (including cash) receivable upon such reclassification, reorganization, merger or consolidation, or upon a dissolution following any such sale or transfer, that the holder of the warrants would have received if such holder had exercised their warrants immediately prior to such event.

Management considers Public Warrants and Sponsor Warrants as liabilities and measures them at fair value in accordance with ASC 815, with fair value changes recognized in the consolidated and combined statements of comprehensive loss, because:

(i) for the Sponsor Warrants, there is a settlement provision which is applied differently if the Sponsor Warrants are transferred to a nonpermitted transferees and thus become the Public Warrants. In the case, the settlement amount (i.e., exercise price or number of shares) of the Sponsor Warrants depends on the holder;

(ii) for both the Sponsor Warrants and Public Warrants, cash settlement is triggered in the events of reclassification and reorganization, which is not within the control of the Company and which is not a result of change in control of the Company or the final liquidation of the Company.

In June 2024, 495,724 shares of Public Warrants were exercised at US$11.50 per share, with a total cash consideration of US$5,700.

Given the Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy, while the Sponsor Warrants liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of the Sponsor Warrants.

As of December 31, 2024, the fair value of the Sponsor Warrants is estimated with the following assumptions:

As of December 31, 2024

Risk-free interest rate	4.33%
Dividend rate	0.0%
Expected term (years)	4.14 years
Expected volatility	39.76%
Spot price	US$3.61